Notes Payable – Related Party (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 01, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 14, 2026	Jul. 27, 2026	Jul. 22, 2026	Mar. 31, 2026
Debt Instrument [Line Items]
Accrued interest			$ 12,000	$ 12,000
Notes payable		$ 198,811	$ 80,000	$ 80,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Notes payable						$ 3,000,000	$ 80,000	$ 80,000
Millard L. Wallen [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Notes payable					$ 3,000,000
Promissory Note [Member] | Millard L. Wallen [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 3,000,000
Accrued interest		$ 44,384
Percentage of interest rate		6.00%
Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
principal and accrued interest		$ 3,000,000